Share Based Compensation - Schedule of Fair Value Information for Restricted Share Granted and Vested (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Dec. 26, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value of shares granted	$ 9.42
Restricted Stock
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Weighted average grant-date fair value of shares granted	$ 9.42		$ 7.40
Total fair value of shares vested	$ 1,484	$ 296	$ 109